E&E ASSETS	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Assets [Abstract]
E&E ASSETS

10. E&E ASSETS

The E&E assets of the Company, by property and nature of expenditure, as of December 31, 2023 and 2022 were as follows:

	Kelly	Lone	Stockade		Fourmile
	Creek	Mountain	Mountain	Miller	Basin	Total
Balance - December 31, 2021	$379,154	$237,727	$—	$197,837	$471,438	$1,286,156
E&E expenditures:
Acquisition costs	50,000	20,000	25,000	25,000	54,433	174,433
Assays	24,554	—	—	—	—	24,554
Consulting	12,693	7,406	16,329	7,956	47,007	91,391
Drilling	327,145	—	—	—	96,993	424,138
Field supplies and rentals	2,121	—	2,250	—	—	4,371
Field work	1,500	—	—	—	2,332	3,832
Finders’ fees	—	—	—	10,000	—	10,000
Geophysics	3,000	—	—	1,769	—	4,769
Mapping	6,375	—	—	5,250	—	11,625
Government payments	96,333	80,370	46,666	49,749	53,095	326,213
Share-based compensation	5,235	5,235	5,235	5,235	5,233	26,173
Travel	6,769	—	566	44	4,144	11,523
Total E&E expenditures	535,725	113,011	96,046	105,003	263,237	1,113,022
Movement in foreign exchange	—	—	—	—	(30,144)	(30,144)
Balance - December 31, 2022	$914,879	$350,738	$96,046	$302,840	$704,531	$2,369,034
E&E expenditures:
Acquisition costs	30,000	72,200	25,000	25,000	—	152,200
Assays	6,012	4,385	—	37,722	27,573	75,692
Consulting	4,344	99,619	96,567	34,625	22,150	257,305
Drilling	—	—	538,627	500,463	108,293	1,147,383
Field supplies and rentals	—	867	11,125	3,572	259	15,823
Field work	—	17,544	28,535	21,301	12,426	79,806
Finders’ fees	—	—	—	15,000	—	15,000
Geophysics	—	28,250	—	—	—	28,250
Government payments	17,558	177,236	46,108	50,131	378	291,411
Share-based compensation	16,749	16,749	16,749	14,950	2,865	68,062
Travel	622	9,094	8,343	9,864	5,387	33,310
Write-off of E&E assets	(353,456)	—	—	(1,015,468)	(883,862)	(2,252,786)
Total E&E expenditures	(278,171)	425,944	771,054	(302,840)	(704,531)	(88,544)
Balance - December 31, 2023	$636,708	$776,682	$867,100	$—	$—	$2,280,490

Acquisition costs include pre-production payments, lease payments and advanced royalty payments in accordance with the terms of the property agreements.

(a) Kelly Creek Project (Nevada, USA)

The Company entered into an agreement with Pediment Gold LLC (“Pediment”), a subsidiary of NGE, for an option to earn up to a 70% interest in a joint venture on the Kelly Creek Project.

10. E&E ASSETS (Continued)

On May 3, 2023, the Company and Pediment agreed to amend the terms of the option to enter joint venture agreement. Under this second amendment, the Company may exercise the option to earn a 51% interest in the project by incurring a cumulative total of C$2,500,000 (in progress) of E&E expenditures on the project by June 30, 2025. This total included the amount incurred on the project as of May 3, 2023 ($923,757).

The Company has the option to increase its participating interest by an additional 19% to a total of 70% by incurring an additional C$2,500,000 on E&E expenditures with no time limit, although the Company must continue to pay the underlying property lease payments and United States Department of the Interior Bureau of Land Management (“BLM”) and county fees to keep the properties subject to the joint venture in good standing.

There are minimum annual royalty payments required by the Company as part of an underlying agreement within the Kelly Creek Project. Under the Hot Pot agreement, the Company is subject to the following minimum payments:

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023 and every year thereafter	$30,000	Paid

Any mineral production on the claims is subject to a 3.0% net smelter return royalty which can be reduced to 2.0% upon payment of $2,000,000. The Hot Pot lease and any additional property within 2.5 miles of the original boundary of the claims is also subject to 1.25% net smelter return royalty in favour of Battle Mountain Gold Exploration Corporation.

On June 1, 2023, the Company gave notice to Pediment that it will drop certain leases and claim holdings within the Kelly Creek Project, as permitted by the option to enter joint venture agreement with amendments. The claims dropped represented approximately 60% of the original claim holdings and included the claims under the Genesis agreement. As a result of the termination of certain leases and claim holdings, the Company incurred a write-off of E&E assets of $353,456 which was recorded in the consolidated statement of loss and comprehensive loss.

(b) Lone Mountain Property (Nevada, USA)

The Company entered into a mineral lease agreement with an option to purchase the Lone Mountain Project with NAMMCO. Under the terms of the agreement, the Company is subject to the following pre-production payments:

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000
November 1, 2025 and every year thereafter(1)	$30,000

(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

10. E&E ASSETS (Continued)

The Company is required to incur the following minimum E&E expenditures on the property:

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	In progress
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress

(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Any mineral production on the claims is subject to a 3.0% net smelter return royalty. The net smelter return royalty can be reduced by 0.5% to 2.5% for $2,000,000. The Company has the option to purchase the entire interest in the project, except for the royalty, once there is a discovery of at least 500,000 ounces of gold (or equivalent in other metals) or a pre-feasibility study has been completed. The Company may exercise this option by payment of $2,000,000, reduced by the pre-production payments paid to the date of purchase.

(c) Stockade Mountain Project (Oregon, USA)

The Company entered into a mineral lease and option agreement with Bull Mountain Resources, LLC (“BMR”) to lease a 100% interest in the Stockade Mountain Project. Under the terms of the agreement, the Company is subject to the following pre-production payments:

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000
November 16, 2024 and every six months thereafter	$25,000

The Company is required to incur the following minimum E&E expenditures on the property:

May 16, 2023	$30,000	Completed
May 16, 2024	2,000 meters of drilling	In progress	(1)

(1)

Subsequent to December 31, 2023, on February 28, 2024, the Company executed an amendment to the mineral lease and option agreement with BMR eliminating the requirement of 2,000 meters of drilling by May 16, 2024.

BMR will retain a 2.0% net smelter return royalty on claims owned by BMR and 0.25% net smelter return royalty on third-party claims acquired within the area of influence around the property. Payments to BMR totaling $10,000,000 in any combination of pre-production payments, production or minimum royalties will reduce the production royalties on wholly owned claims by 50% to 1.0%.

(d) Miller Project (Nevada, USA)

The Company entered into a mineral lease agreement with an option to purchase the Miller Project with Shea Clark Smith and Gregory B. Maynard on February 1, 2021.

The Miller Project was recommended to the Company by BMR. As a result, the Company was required to make finders’ fee payments in accordance with the introductory agent agreement (refer to Note 18).

10. E&E ASSETS (Continued)

On December 18, 2023, the Company terminated the mineral lease and option agreement for the Miller Project. As a result of the termination of the mineral lease and option agreement, the Company incurred a write-off of E&E assets of $1,015,468 which was recorded in the consolidated statement of loss and comprehensive loss.

(e) Fourmile Basin Property (Nevada, USA)

The Company entered into a mineral lease and option agreement with La Cuesta International, Inc. on the Fourmile Basin Property on June 18, 2020.

On April 13, 2023, the Company terminated the mineral lease and option agreement for the Fourmile Basin Property. As a result of the termination of the mineral lease and option agreement, the Company incurred a write-off of E&E assets of $883,862 which was recorded in the consolidated statement of loss and comprehensive loss.

(f) Project reclamation requirements

As at December 31, 2023, the Company holds total surety bonds of $55,166 in favour of the BLM and $43,252 in favour of the Oregon Department of Geology and Mineral Industries in support of the reclamation requirements for its projects.